Segment Reporting and Geographic Data	3 Months Ended
Mar. 31, 2013
Segment Reporting and Geographic Data

20. Segment Reporting and Geographic Data

The Company has determined that it operates in one segment (see Note 3).

The geographic area data below summarizes subscription revenue and long-lived tangible assets for the significant countries in which the Company operates:

	Year Ended December 31,		Three Months Ended March 31,
	2011	2012	2012	2013
			(unaudited)
Subscription revenue(1):
United States	$78,776	$111,386	$24,140	$33,507
United Kingdom	8,146	8,944	2,099	2,658
Ireland	4,474	3,742	999	967
All other countries	921	3,379	601	1,285

Total subscription revenue	$92,317	$127,451	$27,839	$38,419

	December 31,		March 31, 2013
	2011	2012
			(unaudited)
Long-lived tangible assets(2):
United States	$21,607	$34,232	$39,014
United Kingdom	2,304	3,407	3,409
Ireland	2,937	3,493	3,572

Total long-lived tangible assets	$26,848	$41,132	$45,995

(1)	Subscription revenue represents sales to external customers based on the location of the customer.

(2)	Long-lived tangible assets consist of property and equipment based on the country in which the assets are located and are reported at carrying value.